UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number         811-09425
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                      Advantage Advisers Whistler Fund, LLC
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               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
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               (Address of principal executive offices) (Zip code)


                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
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                        Date of fiscal year end:    MARCH 31
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             Date of reporting period: July 1, 2004 - June 30, 2005
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     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and
     Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

         Issuer Name:                       Basswood Partners, LLC
         Exchange/Ticker:                   Private Placement
         Shareholder Meeting Date:          December 1, 2004
         Summary of Proposed Matter:        Consent to amend the Partnership
                                            Agreement in order to increase the
                                            administrative fee rate to 1.5%
                                            per annum
         Whether Cast Vote on Matter:       Yes, in the affirmative

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Registrant                Advantage Advisers Whistler Fund, LLC
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     By (Signature and Title)* /s/ Bryan McKigney
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                               Bryan McKigney, Principal Executive Officer
                               (Principal Executive Officer)
     Date     AUGUST 9, 2005
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*Print the name and title of each signing officer under his or her signature.